Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (12,338)	$ (6,900)	$ (8,330)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	4,898	4,418	5,320
Amortization and write-off of special survey costs	406	253	240
Allowance for credit losses	11		26
Amortization and write-off of financing costs	247	328	258
Loss from debt extinguishment	541
Loss from financial derivative instrument		1	27
Loss on vessels held for sale	2,389		2,756
Gain on sale of vessel, net		(7)
Issuance of common stock under the promissory note	55	169	113
Changes in assets and liabilities:
Inventories	(886)	(180)	306
Due from/to related parties	6,276	(9,157)	3,447
Trade accounts receivable, net	(1,064)	571	1,316
Prepayments and other assets	(53)	239	(210)
Special survey cost		(1,068)	(435)
Trade accounts payable	(618)	(939)	(274)
Hire collected in advance	(726)	(689)	993
Accrued and other liabilities	(34)	(69)	108
Net cash (used in) / provided by operating activities	(896)	(13,030)	5,661
Cash flow from investing activities:
Proceeds from the sale of vessel, net		13,197
Vessel acquisition	(43,005)
Vessel additions	(14)	(25)
Ballast water treatment system installation	(175)	(542)	(517)
Net cash (used in) / provided by investing activities	(43,194)	12,630	(517)
Cash flows from financing activities:
Proceeds from long-term debt	59,500	15,250
Repayment of long-term debt	(35,980)	(19,909)	(4,503)
Gross proceeds from issuance of common stock	25,000		354
Common stock offering costs	(1,899)	(57)	(23)
Gross proceeds from the issuance of Series A Convertible Preferred shares / units	6,170	4,571
Preferred shares offering costs	(548)	(260)
Proceeds from conversion of warrants into common shares	202
Repayment of promissory note	(1,000)
Financial derivative instrument	(74)
Payment of financing costs	(907)	(265)
Preferred stock dividends paid	(537)	(69)
Net cash provided by / (used in) financing activities	49,927	(739)	(4,172)
Net increase / (decrease) in cash and cash equivalents and restricted cash	5,837	(1,139)	972
Cash and cash equivalents and restricted cash at the beginning of the period	4,037	5,176	4,204
Cash and cash equivalents and restricted cash at the end of the period	9,874	4,037	5,176
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,929	4,432	5,163
Non-cash financing activities – issuance of common stock under the Promissory Note	1,055	226	113
Non-cash financing activities – Promissory Note increase financing acquisition of vessel “Pyxis Lamda”	3,000
Non-cash financing activities – issuance of common stock financing acquisition of vessel “Pyxis Lamda”	2,172
Unpaid portion for common stock offering costs and issuance of preferred shares	77	35	57
Unpaid portion of financing costs	412
Unpaid portion of vessel additions	15
Unpaid portion of ballast water treatment system installation	16	174	56
Unpaid portion of acquisition of vessel “Pyxis Lamda”	$ 2,995